As filed with the Securities and Exchange Commission on October 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	96.0%
	Aerospace/Defense	0.6%
	Northrup Grumman Corp.
$1,314,000	7.75%, due 2/15/31		$1,706,426

	Agricultural Chemicals	0.4%
	Potash Corporation of Saskatchewan
1,295,000	5.875%, due 12/1/36		1,299,422

	Airlines	0.4%
	Continental Airlines, Inc.
690,000	5.983%, due 4/19/22		596,850
	Delta Airlines
490,000	7.111%, due 3/18/13		472,850
			1,069,700

	Appliances	0.3%
	Whirlpool Corp.
940,000	5.50%, due 3/1/13		932,223

	Automobile Manufacturers	1.1%
	DaimlerChrysler NA
2,500,000	6.50%, due 11/15/13		2,665,080
500,000	8.50%, due 1/18/31		594,682
			3,259,762
	Banks	2.5%
	Capital One Financial Corp.
3,005,000	6.15%, due 9/1/16		2,766,406
	Fifth Third Bancorp
2,000,000	4.50%, due 6/1/18		1,480,106
375,000	8.25%, due 3/1/38		333,975
	Marshall & Ilsley Bank
500,000	4.85%, 6/16/15		396,901
	Regions Financial Corp.
1,000,000	6.375%, due 5/15/12		927,083
	Suntrust Banks
1,600,000	6.00%, due 9/11/17		1,546,114
			7,450,585

	Beverages	0.6%
	Anheuser-Busch Companies, Inc.
1,290,000	5.50%, due 1/15/18		1,313,708
590,000	6.45%, due 9/1/37		619,597
			1,933,305

	Broker	0.1%
	Jefferies Group, Inc.
250,000	6.25%, due 1/15/36		193,182

	Capital Goods	0.2%
	Vulcan Materials Co.
560,000	5.60%, due 11/30/12		583,235

	Chemicals	1.6%
	Dow Chemical Co.
2,450,000	8.55%, due 5/15/19		2,673,136
890,000	7.375%, due 11/1/29		889,870
	Rohm & Haas Co.
1,325,000	6.00%, due 9/15/17		1,306,339
			4,869,345

	Construction	0.6%
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16		1,769,378

	Consumer Products	0.8%
	Clorox Co.
2,280,000	5.95%, due 10/15/17		2,474,345

	Diversified Financial Services	0.4%
	Block Financial LLC
1,000,000	7.875%, due 1/15/13		1,078,024

	Diversified Manufacturing	0.7%
	Ingersoll-Rand Global Holding Company Ltd.
760,000	6.875%, due 8/15/18		806,853
	Tyco Electronics Group SA
795,000	6.00%, due 10/1/12		823,086
	Tyco International Group SA
300,000	6.00%, due 11/15/13		323,025
			1,952,964

	Electric Utilities	11.7%
	Arizona Public Service Co.
1,705,000	5.80%, due 6/30/14		1,776,412
	Constellation Energy Group
920,000	7.00%, due 4/1/12		988,070
	Consumers Energy
2,110,000	5.50%, due 8/15/16		2,237,779
	Dominion Resources, Inc.
2,430,000	5.15%, due 7/15/15		2,559,789
620,000	5.95%, due 6/15/35		639,978
	DTE Energy Co.
2,835,000	7.05%, due 6/1/11		3,013,339
	Duke Energy Corp.
1,910,000	6.25%, due 6/15/18		2,095,514
	Exelon Corp.
1,970,000	6.75%, due 5/1/11		2,106,813
805,000	5.625%, due 6/15/35		740,017
	FirstEnergy Corp.
60,000	6.45%, due 11/15/11		64,233
715,000	7.375%, due 11/15/31		791,574
	Indiana Michigan Power
900,000	6.05%, due 3/15/37		929,597
	MidAmerican Energy Holdings Co.
1,730,000	6.125%, due 4/1/36		1,840,035
	Nevada Power Co.
1,230,000	6.50%, due 8/1/18		1,345,014
	NiSource Finance Corp.
1,595,000	5.40%, due 7/15/14		1,597,841
	Oncor Electric Delivery
905,000	7.00%, due 5/1/32		1,071,783
	PPL Energy Supply, LLC
1,420,000	6.40%, due 11/1/11		1,515,458
	Progress Energy, Inc.
1,716,000	7.10%, due 3/1/11		1,825,731
	PSEG Power, LLC
2,620,000	7.75%, due 4/15/11		2,825,424
	Puget Sound Energy, Inc.
2,075,000	6.274%, due 3/15/37		2,134,337
	Reliant Energy
1,075,000	7.75%, due 2/15/11		1,151,583
	Union Electric Co.
1,275,000	6.70%, due 2/1/19		1,413,233
			34,663,554

	Electronic Parts	0.6%
	Avnet, Inc.
1,800,000	5.875%, due 3/15/14		1,847,374

	Finance	0.8%
	SLM Corp.
1,230,000	5.375%, due 5/15/14		871,060
2,000,000	8.45%, due 6/15/18		1,540,758
			2,411,818

	Finance - Credit Cards	0.1%
	American Express Co.
475,000	6.80%, due 9/1/66 (a)		377,625

	Finance - Leasing	1.0%
	International Lease Finance Corp.
3,300,000	5.75%, due 6/15/11		2,945,471

	Food	5.1%
	ConAgra Foods, Inc.
850,000	6.75%, due 9/15/11		924,681
450,000	7.125%, due 10/1/26		503,343
	General Mills, Inc.
1,605,000	6.00%, due 2/15/12		1,743,754
	H.J. Heinz Finance Co.
925,000	6.625%, due 7/15/11		1,000,371
	Kraft Foods, Inc.
1,475,000	6.25%, due 6/1/12		1,623,000
1,515,000	6.50%, due 8/11/17		1,697,308
1,375,000	6.875%, due 2/1/38		1,582,720
	Kroger Co.
1,150,000	6.20%, due 6/15/12		1,249,616
710,000	6.15%, due 1/15/20		781,114
	Safeway, Inc.
1,210,000	6.35%, due 8/15/17		1,332,384
	Sara Lee Corp.
1,285,000	3.875%, due 6/15/13		1,300,816
	Yum! Brands, Inc.
1,325,000	6.25%, due 3/15/18		1,436,487
			15,175,594

	Forest Products & Paper	1.2%
	International Paper Co.
2,905,000	7.95%, due 6/15/18		3,088,221
	Weyerhaeuser Co.
425,000	7.375%, due 3/15/32		358,428
			3,446,649

	Health Care	2.2%
	Hospira, Inc.
2,065,000	5.55%, due 3/30/12		2,191,710
	Humana Inc.
2,475,000	7.20%, due 6/15/18		2,400,463
	McKesson Corp.
1,800,000	5.25%, due 3/1/13		1,901,880
			6,494,053

	Hotels	0.6%
	Marriott International, Inc.
1,900,000	5.625%, due 2/15/13		1,901,885

	Insurance	3.3%
	CIGNA Corp.
900,000	6.35%, due 3/15/18		859,683
165,000	6.15%, due 11/15/36		133,690
	Genworth Financial, Inc.
600,000	5.75%, 6/15/14		469,394
	Hartford Financial Services Group
800,000	5.25%, due 10/15/11		798,434
	Lincoln National Corp.
1,200,000	8.75%, due 7/1/19		1,344,167
	Marsh & McLennan Cos., Inc.
1,280,000	5.75%, due 9/15/15		1,317,491
	MetLife, Inc.
1,185,000	6.40%, due 12/15/36		945,038
	Prudential Financial, Inc.
2,025,000	5.10%, due 9/20/14		2,016,353
500,000	6.625%, due 12/1/37		488,703
	Willis North America Inc.
1,050,000	6.20%, due 3/28/17		992,820
	XL Capital Ltd.
600,000	5.25%, due 9/15/14		545,019
			9,910,792

	Media	9.5%
	Comcast Corp.
2,885,000	6.50%, due 1/15/17		3,166,230
2,850,000	7.05%, due 3/15/33		3,209,391
	Cox Communications, Inc.
2,140,000	7.125%, due 10/1/12		2,374,133
	News America, Inc.
3,705,000	6.20%, due 12/15/34		3,606,847
	Time Warner, Inc.
1,840,000	9.125%, due 1/15/13		2,144,540
3,440,000	7.625%, due 4/15/31		3,788,118
	Time Warner Cable, Inc.
4,000,000	5.40%, due 7/2/12		4,269,592
	Time Warner Entertainment Company, L.P.
1,555,000	8.375%, due 7/15/33		1,877,992
	Viacom, Inc.
1,365,000	6.25%, due 4/30/16		1,466,426
1,405,000	7.875%, due 7/30/30		1,272,274
850,000	6.875%, due 4/30/36		900,205
			28,075,748

	Medical	0.3%
	Cardinal Health, Inc.
900,000	6.75%, due 2/15/11		965,606

	Metals	0.9%
	Alcoa Inc.
1,820,000	5.55%, due 2/1/17		1,726,021
1,280,000	5.95%, due 2/1/37		1,004,666
			2,730,687

	Mining	3.4%
	Freeport-McMoran C&G
2,815,000	8.375%, due 4/1/17		2,938,742
	Rio Tinto Finance USA, Ltd.
3,125,000	6.50%, due 7/15/18		3,369,903
755,000	7.125%, due 7/15/28		800,786
	Vale Overseas Limited
1,345,000	6.25%, due 1/23/17		1,432,203
1,415,000	6.875%, due 11/21/36		1,423,780
			9,965,414

	Office Equipment	0.9%
	Xerox Corp.
2,700,000	6.40%, due 3/15/16		2,761,028

	Oil & Gas	13.7%
	Anadarko Petroleum Corp.
1,770,000	5.95%, due 9/15/16		1,843,315
1,200,000	6.45%, due 9/15/36		1,191,613
	Canadian Natural Resources
985,000	6.00%, due 8/15/16		1,048,977
1,355,000	6.50%, due 2/15/37		1,470,853
	Devon Energy Corp.
785,000	7.95%, due 4/15/32		978,152
	Devon Financing Corp., U.L.C.
295,000	6.875%, due 9/30/11		322,068
	Encana Corp.
1,070,000	6.50%, due 8/15/34		1,157,827
	Encana Holdings Financial Corp.
825,000	5.80%, due 5/1/14		897,952
	Energy Transfer Partners LP
1,285,000	5.95%, due 2/1/15		1,358,404
620,000	7.50%, due 7/1/38		722,421
	Enterprise Products
1,770,000	5.60%, due 10/15/14		1,874,235
472,000	6.65%, due 10/15/34		517,702
	Hess Corp.
635,000	6.65%, due 8/15/11		682,269
610,000	7.875%, due 10/1/29		725,990
	Kinder Morgan Energy Partners
1,410,000	5.125%, due 11/15/14		1,467,505
1,560,000	5.80%, due 3/15/35		1,470,025
	Marathon Oil Corp.
1,100,000	5.90%, due 3/15/18		1,143,085
660,000	6.60%, due 10/1/37		686,322
	Nexen, Inc.
840,000	6.40%, due 5/15/37		779,655
	Noble Energy, Inc.
2,500,000	8.25%, due 3/1/19		2,987,855
	Pemex Master Trust
1,865,000	6.625%, due 6/15/35		1,707,933
	Petro-Canada
1,501,000	5.95%, due 5/15/35		1,423,610
	Petrobras International Finance Co.
2,615,000	5.875%, due 3/1/18		2,691,944
	Smith International, Inc.
1,300,000	9.75%, due 3/15/19		1,578,567
	Suncor Energy, Inc.
1,130,000	6.50%, due 6/15/38		1,147,776
	Talisman Energy
755,000	6.25%, due 2/1/38		744,191
	Transocean Inc.
2,095,000	6.00%, due 3/15/18		2,235,143
615,000	6.80%, due 3/15/38		694,743
	Valero Energy Corp.
610,000	6.875%, due 4/15/12		657,909
835,000	6.625%, due 6/15/37		727,895
	Weatherford International Ltd.
1,020,000	6.50%, due 8/1/36		1,000,245
	XTO Energy, Inc.
1,300,000	5.00%, due 1/31/15		1,360,117
1,215,000	6.375%, due 6/15/38		1,276,087
			40,572,385

	Pharmacueticals	0.1%
	Schering-Plough Corp.
380,000	6.55%, due 9/15/37		452,770

	Pipelines	2.9%
	ONEOK, Inc.
2,200,000	5.20%, due 6/15/15		2,287,151
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		369,187
	Tennessee Gas Pipeline
1,125,000	7.50%, due 4/1/17		1,261,008
665,000	7.00%, due 10/15/28		701,810
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		1,060,268
	Williams Companies, Inc.
500,000	7.125%, due 9/1/11		528,142
2,040,000	8.75%, due 3/15/32		2,300,928
			8,508,494

	Real Estate Investment Trusts	1.9%
	Boston Properties, LP
455,000	6.25%, due 1/15/13		468,195
	Camden Property Trust
550,000	5.70%, due 5/15/17		508,168
	ERP Operating LP
1,245,000	5.25%, due 9/15/14		1,241,803
	Health Care Property Investors, Inc.
1,200,000	6.00%, due 1/30/17		1,095,972
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		719,439
	Hospitality Properties Trust
430,000	5.625%, due 3/15/17		365,298
	ProLogis
1,290,000	5.75%, due 4/1/16		1,148,460
			5,547,335

	Retail	2.4%
	CVS/Caremark Corp.
2,825,000	5.75%, due 6/1/17		3,046,305
	Home Depot, Inc.
2,425,000	5.25%, due 12/16/13		2,576,039
995,000	5.875%, due 12/16/36		960,832
	Staples, Inc.
550,000	9.75%, due 1/15/14		646,224
			7,229,400

	Sovereign	8.3%
	Federal Republic of Brazil
2,650,000	11.00%, due 1/11/12		3,173,375
3,255,000	6.00%, due 1/17/17		3,417,750
5,500,000	7.125%, due 1/20/37		6,105,000
	Republic of Peru
1,060,000	8.375%, due 5/3/16		1,245,500
1,560,000	6.55%, due 3/14/37		1,560,000
	United Mexican States
2,120,000	5.875%, due 1/15/14		2,247,200
3,290,000	5.625%, due 1/15/17		3,347,575
3,258,000	6.75%, due 9/27/34		3,396,465
			24,492,865

	Technology	0.4%
	Motorola, Inc.
610,000	8.00%, due 11/1/11		639,529
650,000	6.625%, due 11/15/37		491,741
			1,131,270

	Telecommunications	7.6%
	AT&T Broadband Corp.
950,000	8.375%, due 3/15/13		1,098,716
	British Telecom PLC
1,255,000	9.125%, due 12/15/10		1,352,539
1,500,000	9.625%, due 12/15/30		1,891,040
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,668,506
	Deutsche Telekom International Finance
1,500,000	5.75%, due 3/23/16		1,598,723
2,070,000	6.75%, due 8/20/18		2,340,909
1,125,000	8.75%, due 6/15/30		1,501,169
	Embarq Corp.
1,515,000	7.082%, due 6/1/16		1,619,691
730,000	7.995%, due 6/1/36		753,363
	Qwest Corp.
1,860,000	8.875%, due 3/15/12		1,925,100
715,000	6.875%, due 9/15/33		561,275
	Rogers Wireless, Inc.
1,910,000	6.375%, due 3/1/14		2,108,543
	Telecom Italia Capital
2,750,000	5.25%, due 11/15/13		2,879,896
1,325,000	6.375%, due 11/15/33		1,319,338
			22,618,808

	Tobacco	2.6%
	Altria Group, Inc.
2,570,000	9.70%, due 11/10/18		3,148,761
1,475,000	9.95%, due 11/10/38		1,949,668
	Reynolds American, Inc.
2,525,000	6.75%, due 6/15/17		2,576,694
			7,675,123

	Transportation	2.6%
	Burlington Northern Santa Fe
770,000	6.75%, due 7/15/11		832,574
895,000	6.15%, due 5/1/37		990,066
	CSX Corp.
1,340,000	5.60%, due 5/1/17		1,384,398
845,000	7.95%, due 5/1/27		1,007,866
	Norfolk Southern Corp.
1,355,000	7.05%, due 5/1/37		1,678,841
	Union Pacific Corp.
1,575,000	6.15%, due 5/1/37		1,706,495
			7,600,240

	Utilities - Natural Gas	0.6%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,906,882

	Waste Disposal	1.0%
	Allied Waste North America, Inc.
1,995,000	6.875%, due 6/1/17		2,082,904
	Waste Management, Inc.
680,000	7.75%, due 5/15/32		788,562
			2,871,466

	Total Corporate Bonds (cost $266,769,704)		284,852,232

	MUNICIPAL BONDS	0.6%
	California State Various Purpose
1,700,000	7.55%, due 4/1/39		1,824,916

	Total Municipal Bonds (cost $1,737,026)		1,824,916

Shares

	SHORT-TERM INVESTMENTS	1.1%
3,062,216	AIM STIT - Treasury Portfolio - Institutional Class, 0.10% (b)		3,062,216

	Total Short-Term Investments (cost $3,062,216)		3,062,216

	Total Investments (cost $271,568,946)	97.7%	289,739,364
	Other Assets less Liabilities	2.3%	6,972,572
	TOTAL NET ASSETS	100.0%	$296,711,936

	(a) Variable rate security. Rate shown reflects the rate in effect at August 31, 2009.
	(b) Rate shown is the 7-day yield at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments	$271,719,710

Gross unrealized appreciation	$20,422,237
Gross unrealized depreciation	(2,402,583)
Net unrealized appreciation	$18,019,654

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$284,852,232	$—	$284,852,232
Municipal Bonds	—	1,824,916	—	1,824,916
Total Fixed Income	—	286,677,148	—	286,677,148
Short-Term Investments	3,062,216	—	—	3,062,216
Total Investments in Securities	$3,062,216	$286,677,148	$—	$289,739,364

PIA MBS BOND FUND
Schedule of Investments - August 31, 2009 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	91.2%
	U.S. Government Agencies	91.2%
	FHLMC Pool
$243,775	4.50%, due 5/1/20, #G18052		$253,577
243,108	4.50%, due 3/1/21, #G18119		250,755
229,326	5.00%, due 3/1/21, #G18105		239,975
344,986	4.50%, due 5/1/21, #J01723		355,839
212,192	6.00%, due 6/1/21, #G18124		225,725
706,491	4.50%, due 9/1/21, #G12378		734,898
296,753	5.00%, due 11/1/21, #G18160		310,534
228,501	5.00%, due 2/1/22, #G12522		239,112
371,230	5.00%, due 2/1/22, #J04411		387,540
747,545	5.50%, due 3/1/22, #G12577		787,866
359,869	5.00%, due 7/1/22, #J05243		375,681
34,231	5.50%, due 5/1/35, #B31639		35,817
1,085,860	5.00%, due 8/1/35, #A36351		1,119,221
897,940	5.00%, due 10/1/35, #G01940		925,527
860,682	6.00%, due 1/1/36, #A42208		910,793
87,044	7.00%, due 1/1/36, #G02048		94,476
1,345,120	5.50%, due 2/1/36, #G02031		1,407,463
517,414	7.00%, due 8/1/36, #G08148		560,721
876,352	6.50%, due 9/1/36, #A54908		934,462
672,938	6.50%, due 11/1/36, #A54094		717,559
877,709	5.50%, due 2/1/37, #A57840		916,469
2,319,037	5.00%, due 5/1/37, #A60268		2,384,849
1,116,832	5.00%, due 6/1/37, #G03094		1,148,526
3,161,633	5.50%, due 6/1/37, #A61982		3,299,769
2,946,319	6.00%, due 6/1/37, #A62176		3,110,496
3,071,643	6.00%, due 6/1/37, #A62444		3,242,803
487,349	5.00%, due 7/1/37, #A63187		501,180
2,175,270	5.50%, due 8/1/37, #G03156		2,270,311
376,070	6.50%, due 8/1/37, #A70413		400,927
58,202	7.00%, due 8/1/37, #A70079		63,073
631,973	7.00%, due 9/1/37, #A65171		684,333
99,791	7.00%, due 9/1/37, #A65335		108,059
64,011	7.00%, due 9/1/37, #A65670		69,315
428,162	7.00%, due 9/1/37, #A65780		463,636
42,676	7.00%, due 9/1/37, #A65941		46,211
23,872	7.00%, due 9/1/37, #A66041		25,849
579,756	7.00%, due 9/1/37, #G03207		628,281
348,140	6.50%, due 11/1/37, #A68726		371,151
806,010	5.50%, due 4/1/38, #G04121		841,226
492,816	5.50%, due 5/1/38, #A77265		514,320
820,548	5.50%, due 5/1/38, #G04215		856,353
810,655	5.00%, due 10/1/38, #G08306		833,615
	FHLMC GOLD TBA (a)
2,000,000	5.00%, due 9/15/39		2,053,438
	FNMA Pool
212,472	4.50%, due 10/1/20, #842732		221,148
437,626	4.50%, due 12/1/20, #813954		455,496
231,280	4.50%, due 2/1/21, #845437		240,724
362,650	5.00%, due 2/1/21, #865191		381,304
170,168	5.00%, due 5/1/21, #879112		178,336
579,248	4.50%, due 7/1/21, #845515		597,832
302,180	5.50%, due 10/1/21, #905090		319,045
294,165	5.00%, due 2/1/22, #900946		308,285
540,257	6.00%, due 2/1/22, #912522		575,644
730,981	5.00%, due 6/1/22, #937709		763,555
348,660	5.00%, due 7/1/22, #938033		364,197
344,992	5.00%, due 7/1/22, #944887		360,366
796,851	5.50%, due 7/1/22, #905040		839,956
14,398	7.00%, due 8/1/32, #650101		15,803
270,772	7.00%, due 6/1/35, #821610		295,410
124,642	7.00%, due 7/1/35, #826251		135,983
176,774	7.00%, due 9/1/35, #842290		192,858
87,218	4.50%, due 11/1/35, #256032		88,058
230,005	5.00%, due 12/1/35, #852482		236,999
60,566	7.00%, due 2/1/36, #865190		66,077
127,047	7.00%, due 4/1/36, #887709		138,380
2,361,109	5.00%, due 5/1/36, #745515		2,432,910
195,425	6.50%, due 7/1/36, #897100		209,482
274,573	7.00%, due 7/1/36, #887793		299,064
574,084	6.00%, due 8/1/36, #892925		606,253
1,087,729	6.50%, due 8/1/36, #878187		1,165,974
623,360	5.00%, due 9/1/36, #893621		641,537
525,781	7.00%, due 9/1/36, #900964		572,679
717,157	5.50%, due 10/1/36, #831845		748,827
639,494	5.50%, due 10/1/36, #893087		667,734
835,443	6.00%, due 10/1/36, #897174		882,257
738,269	5.50%, due 12/1/36, #256513		770,871
9,401	6.50%, due 12/1/36, #920162		10,077
293,616	7.00%, due 1/1/37, #256567		319,806
462,964	5.00%, due 2/1/37, #908612		476,030
1,345,821	5.50%, due 2/1/37, #256597		1,405,253
727,394	6.00%, due 2/1/37, #909357		767,244
31,521	7.00%, due 2/1/37, #915904		34,333
834,002	5.50%, due 3/1/37, #256636		869,919
931,781	6.50%, due 5/1/37, #917052		998,370
3,711,324	5.50%, due 6/1/37, #918554		3,871,157
723,712	5.50%, due 6/1/37, #918705		754,880
3,481,957	6.00%, due 6/1/37, #888413		3,672,717
2,433,493	6.00%, due 6/1/37, #917129		2,566,813
543,314	7.00%, due 6/1/37, #256774		591,026
224,942	7.00%, due 6/1/37, #940234		244,696
861,867	5.00%, due 7/1/37, #939544		886,191
2,192,776	5.00%, due 7/1/37, #944534		2,256,041
790,361	5.50%, due 10/1/37, #954939		824,399
1,138,295	6.00%, due 12/1/37, #965488		1,200,657
2,628,992	5.50%, due 2/1/38, #961691		2,741,244
972,982	6.00%, due 6/1/38, #984764		1,025,473
	FNMA TBA (a)
2,000,000	5.00%, due 10/1/34		2,045,312
1,000,000	5.50%, due 9/11/38		1,041,094
1,000,000	5.50%, due 9/15/39		1,041,094
1,000,000	6.50%, due 9/15/39		1,069,532
	GNMA Pool
48,038	7.00%, due 9/15/35, #647831		52,216
253,100	5.00%, due 10/15/35, #642220		261,751
191,748	5.00%, due 11/15/35, #550718		198,302
197,181	5.50%, due 11/15/35, #650091		207,063
139,956	5.50%, due 12/15/35, #646307		146,971
249,370	5.50%, due 4/15/36, #652534		261,478
336,061	6.50%, due 6/15/36, #652593		358,193
258,179	5.50%, due 7/15/36, #608993		270,714
698,633	6.50%, due 10/15/36, #646564		744,644
614,921	6.00%, due 11/15/36, #617294		650,099
575,162	6.50%, due 12/15/36, #618753		613,042
880,787	5.50%, due 2/15/37, #658419		922,590
1,463,868	6.00%, due 4/15/37, #668411		1,546,468
1,553,000	5.00%, due 8/15/37, #671463		1,602,441
966,706	6.00%, due 10/15/37, #664379		1,021,253
645,382	5.50%, due 8/15/38, #677224		675,710
714,558	5.50%, due 8/15/38, #691314		748,137
			92,469,205

	Total Mortgage-Backed Securities (cost $87,296,487)		92,469,205

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	7.0%
	U.S. Treasury Note
4,000,000	2.625%, due 5/31/10		4,068,908
2,800,000	4.25%, due 11/15/17		2,995,782

	Total U.S. Government Instrumentalities (cost $7,003,978)		7,064,690

Shares

	SHORT-TERM INVESTMENTS	8.5%
3,563,127	AIM STIT - Treasury Portfolio - Institutional Class, 0.10% (b)		3,563,127
5,000,572	Fidelity Institutional Money Market Government Portfolio - Class I, 0.19% (b)		5,000,572
	Total Short-Term Investments (cost $8,563,699)		8,563,699

	Total Investments (cost $102,864,164)	106.7%	108,097,594
	Liabilities less Other Assets	(6.7)%	(6,747,666)
	TOTAL NET ASSETS	100.0%	$101,349,928

(a) Security purchased on a when-issued basis. As of August 31, 2009, the total cost of investments purchased on a when-issued basis was $7,184,610 or 7.1% of total net assets.
(b) Rate shown is the 7-day yield at August 31, 2009.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments	$102,864,164

Gross unrealized appreciation	$5,233,430
Gross unrealized depreciation	—
Net unrealized appreciation	$5,233,430

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government Agencies – Mortgage Backed Securities	$—	$92,469,205	$—	$92,469,205
U.S. Government Securities	—	7,064,690	—	7,064,690
Total Fixed Income	—	99,533,895	—	99,533,895
Short-Term Investments	8,563,699	—	—	8,563,699
Total Investments in Securities	$8,563,699	$99,533,895	$—	$108,097,594

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	20.0%
	Agriculture	1.2%
	Archer-Daniels-Midland Co.
$150,000	5.375%, due 9/15/35		$147,316
	Bunge Limited Finance Co.
250,000	8.50%, due 6/15/19		282,469
			429,785

	Banks	1.9%
	Bank of America Corp.
225,000	5.125%, due 11/15/14		226,010
	Citigroup, Inc.
300,000	6.125%, due 11/21/17		283,452
	Wells Fargo & Co.
200,000	4.375%, due 1/31/13		207,250
			716,712

	Beverages	0.6%
	Coca-Cola Enterprises, Inc.
200,000	4.25%, due 3/1/15		211,286

	Brokers	1.1%
	Goldman Sachs Group Inc.
200,000	6.15%, due 4/1/18		211,469
	Morgan Stanley
200,000	6.625%, due 4/1/18		214,059
			425,528

	Chemicals	0.4%
	E.I. Du Pont De Nemours & Co.
150,000	5.75%, due 3/15/19		164,097

	Consumer Products	0.3%
	Clorox Co.
100,000	5.00%, due 1/15/15		102,524

	Diversified Financial Services	0.5%
	General Electric Capital Corp.
200,000	5.00%, due 1/8/16		199,959

	Electric Utilities	0.7%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		105,341
	Duke Energy Carolinas
150,000	6.10%, due 6/1/37		165,944
			271,285

	Food	1.6%
	ConAgra Foods, Inc.
175,000	5.875%, due 4/15/14		192,060
	Kraft Foods, Inc.
200,000	6.875%, due 2/1/38		230,214
	Kroger Co.
150,000	6.90%, due 4/15/38		175,125
			597,399

	Forest Products	0.6%
	International Paper Co.
200,000	9.375%, due 5/15/19		225,108

	Insurance	0.4%
	American International Group, Inc.
75,000	4.25%, due 5/15/13		56,011
	MetLife, Inc.
100,000	5.00%, due 6/15/15		103,960
			159,971

	Media	1.5%
	News America, Inc.
200,000	5.30%, 12/15/14		214,645
	Time Warner, Inc.
150,000	7.70%, due 5/1/32		166,793
	Viacom, Inc.
175,000	6.25%, due 4/30/16		188,003
			569,441

	Medical/Drugs	2.6%
150,000	Amgen, Inc.
	6.40%, due 2/1/39		171,122
	AstraZeneca PLC
200,000	5.40%, due 9/15/12		219,723
	GlaxoSmithKline
250,000	5.65%, due 5/15/18		273,219
	Wyeth
275,000	5.45%, due 4/1/17		297,549
			961,613

	Medical Instruments	1.0%
	Beckman Coulter, Inc.
200,000	6.00%, due 6/1/15		213,404
	Boston Scientific Corp.
175,000	5.45%, due 6/15/14		171,500
			384,904

	Mining	1.0%
	Freeport-McMoran Copper & Gold
150,000	8.375%, due 4/1/17		156,594
	Rio Tinto Finance USA Ltd.
200,000	6.50%, due 7/15/18		215,674
			372,268

	Oil & Gas	1.3%
	Devon Energy Corp.
150,000	6.30%, due 1/15/19		165,910
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		110,937
	Peabody Energy Corp.
200,000	6.875%, due 3/15/13		201,000
			477,847

	Retail	1.2%
	CVS Caremark, Corp.
200,000	5.75%, due 6/1/17		215,668
	Target Corp.
200,000	7.00%, due 1/15/38		231,483
			447,151

	Telecommunications	0.8%
	Sprint Capital Corp.
170,000	8.375%, due 3/15/12		171,062
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		120,722
			291,784

	Transportation	0.7%
	Union Pacific Corp.
250,000	5.65%, due 5/1/17		264,761

	Waste Disposal	0.6%
	Allied Waste NA, Inc.
200,000	6.875%, due 6/1/17		208,812

	Total Corporate Bonds (cost $6,869,607)		7,482,235

	MORTGAGE-BACKED SECURITIES	32.9%
	U.S. Government Agencies	32.9%
	FHLMC Pool
799,240	5.50%, due 8/1/37, #G03231		834,160
1,278,584	5.00%, due 5/1/39, #A86396		1,314,669
	FNMA Pool
728,767	5.50%, due 4/1/36, #745418		762,088
668,516	5.50%, due 1/1/38, #952038		697,307
803,853	5.50%, due 4/1/38, #257161		838,176
1,410,537	5.50%, due 8/1/38, #889988		1,471,284
297,935	6.50%, due 9/1/38, #990652		319,210
32,878	5.50%, due 10/1/38, #992155		34,282
	FNMA TBA (c)
1,800,000	4.50%, due 9/15/35		1,810,125
600,000	5.50%, due 9/11/38		624,656
1,500,000	6.50%, due 9/11/38		1,604,298
	GNMA Pool
414,779	5.00%, due 2/15/22, #618803		437,665
	GNMA TBA (c)
750,000	5.50%, due 9/15/34		783,398
750,000	6.00%, due 9/15/39		790,781
			12,322,099

	Total Mortgage-Backed Securities (cost $12,202,537)		12,322,099

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	41.5%
	U.S. Government Agencies	2.2%
	FHLB
600,000	5.50%, due 7/15/36		640,478
	FHLMC
150,000	6.25%, due 7/15/32		181,082
			821,560

	U.S. Treasury Bonds	4.6%
	U.S. Treasury Bond
1,700,000	4.25%, due 5/15/39		1,719,392

	U.S. Treasury Notes	34.7%
	U.S. Treasury Note
5,000,000	4.25%, due 1/15/11		5,248,635
5,100,000	1.50%, due 7/15/12		5,111,557
2,600,000	2.625%, due 6/30/14		2,634,736
			12,994,928

	Total U.S. Government Agencies and
	Instrumentalities (cost $15,412,858)		15,535,880

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a)(b) (cost $0)		—

Shares

	SHORT-TERM INVESTMENTS	18.9%
3,479,933	AIM STIT - Treasury Portfolio - Institutional Class, 0.10% (d)		3,479,933
3,586,867	Fidelity Institutional Money Market Government Portfolio - Class I, 0.19% (d)		3,586,867

	Total Short-Term Investments (cost $7,066,800)		7,066,800

	Total Investments (cost $41,551,802)	113.3%	42,407,014
	Liabilities less Other Assets	(13.3)%	(4,972,101)
	TOTAL NET ASSETS	100.0%	$37,434,913

(a) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2009, the security had a cost and value of $0 (0.0% of total net assets).
(b) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(c) Security purchased on a when-issued basis. As of August 31, 2009, the total cost of investments purchased on a when-issued basis was $5,567,766 or 14.9% of total net assets.
(d) Rate shown is the 7-day yield at August 31, 2009.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

Schedule of Open Futures Contracts

Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro-Bobl	14	$ 2,334,002	September 2009	$ 13,695

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments	$41,598,112

Gross unrealized appreciation	$876,101
Gross unrealized depreciation	(67,199)
Net unrealized appreciation	$808,902

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$7,482,235	$—	$7,482,235
Mortgage-Backed Securities	—	12,322,099	—	12,322,099
U.S. Government Agencies	—	15,535,880	—	15,535,880
Total Fixed Income	—	35,340,214	—	35,340,214
Short-Term Investments	7,066,800	—	—	7,066,800
Total Investments in Securities	$7,066,800	$35,340,214	$—	$42,407,014
Other Financial Investments*	$13,695	$—	$—	$13,695

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include futures, which are valued at the unrealized appreciation/(depreciation) on the instrument.

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2009 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS	4.2%
	Aerospace	0.2%
	Boeing Capital Corp.
$250,000	7.375%, due 9/27/10		$265,073

	Banks	0.2%
	JP Morgan Chase & Co.
250,000	5.60%, due 6/1/11		263,976

	Beverages	0.2%
	Coca Cola Enterprises Inc.
250,000	4.25%, due 9/15/10		256,893

	Brokers	0.3%
	Goldman Sachs Group Inc.
250,000	6.875%, due 1/15/11		266,841
	Morgan Stanley & Co., Inc.
250,000	4.25%, due 5/15/10		254,386
			521,227

	Capital Goods	0.1%
	Caterpillar Financial Services Corp.
250,000	4.30%, 6/1/10		256,772

	Computers	0.2%
	Hewlett Packard Co.
250,000	5.25%, due 3/1/12		269,897

	Diversified Financial Services	0.2%
	General Electric Capital Corp.
250,000	5.00%, due 11/15/11		261,858

	Diversified Manufacturing	0.1%
	Honeywell International Inc.
250,000	7.50%, due 3/1/10		259,164

	Electric Utilities	0.2%
	Duke Energy Carolinas
250,000	6.25%, due 1/15/12		272,001

	Medical-Drugs	0.9%
	Abbott Laboratories
250,000	5.60%, due 5/15/11		268,306
	American Home Products Corp.
250,000	6.95%, due 3/15/11		270,060
	Eli Lilly & Co.
400,000	3.55%, due 3/6/12		418,884
	Merck & Co., Inc.
250,000	5.125%, 11/15/11		270,474
	Pfizer Inc.
250,000	4.45%, 3/15/12		264,971
			1,492,695

	Networking Products	0.2%
	Cisco Systems, Inc.
250,000	5.25%, due 2/22/11		264,610

	Oil & Gas	0.6%
	Chevron Corp.
250,000	3.45%, due 3/3/12		260,052
	Conoco Funding Co.
350,000	6.35%, due 10/15/11		383,640
	Occidental Petroleum Corp.
250,000	6.75%, due 1/15/12		277,342
			921,034

	Software	0.2%
	Oracle Corp.
250,000	5.00%, due 1/15/11		262,562

	Retail	0.3%
	Target Corp.
250,000	7.50%, due 8/15/10		265,419
	Wal-Mart Stores, Inc.
250,000	4.125%, due 2/15/11		259,818
			525,237

	Telecommunications	0.3%
	AT&T Wireless Services, Inc.
250,000	7.875%, due 3/1/11		271,305
	Verizon Global Funding Corp.
250,000	7.25%, due 12/1/10		266,346
			537,651

	Total Corporate Bonds (cost $6,485,394)		6,630,650

	MORTGAGE-BACKED SECURITIES	14.0%
	U.S. Government Agencies	14.0%
	FHLMC ARM Pool (a)
32,749	3.042%, due 8/1/15, #755204		33,371
26,917	4.064%, due 2/1/22, #845113		27,567
66,554	5.476%, due 10/1/22, #635206		68,002
18,154	4.476%, due 6/1/23, #845755		18,464
14,670	3.592%, due 2/1/24, #609231		14,849
589,801	4.811%, due 1/1/25, #785726		606,051
35,151	5.517%, due 1/1/33, #1B0668		36,114
1,351,450	4.407%, due 10/1/34, #782784		1,385,189
664,101	4.333%, due 12/1/34, #1G0018		682,075
402,930	4.655%, due 4/1/36, #847671		416,725
	FNMA ARM Pool (a)
45,997	4.878%, due 7/1/25, #555206		47,545
332,042	4.702%, due 7/1/27, #424953		339,838
124,169	3.651%, due 3/1/28, #556438		126,820
156,055	4.931%, due 6/1/29, #508399		158,701
365,028	4.876%, due 4/1/30, #562912		366,958
115,580	3.155%, due 8/1/30, #556824		117,729
109,376	4.089%, due 10/1/30, #670317		110,394
16,307	3.152%, due 7/1/31, #592745		16,570
117,645	3.317%, due 9/1/31, #597196		119,776
34,521	4.902%, due 11/1/31, #610547		34,916
4,497	3.125%, due 4/1/32, #629098		4,598
956,888	4.010%, due 10/1/33, #743454		985,335
1,360,022	3.492%, due 7/1/34, #779693		1,391,805
1,395,524	4.928%, due 10/1/34, #795136		1,443,364
1,148,354	4.501%, due 1/1/35, #805391		1,178,907
453,950	4.781%, due 10/1/35, #845041		472,156
758,339	5.074%, due 10/1/35, #846171		780,265
1,550,501	5.043%, due 1/1/36, #849264		1,618,573
507,471	5.920%, due 6/1/36, #872502		535,044
2,007,303	5.217%, due 3/1/37, #907868		2,084,492
1,364,300	5.558%, due 8/1/37,#949772		1,412,824
1,001,114	5.868%, due 10/1/37, #955963		1,055,734
1,288,187	5.791%, due 11/1/37, #953653		1,359,071
1,336,952	6.146%, due 11/1/37, #948183		1,384,781
	FNMA Pool
13,923	11.00%, due 1/1/13, #415842		14,656
	GNMA II ARM Pool (a)
17,581	4.125%, due 11/20/21, #8871		17,919
111,061	4.125%, due 10/20/22, #8062		112,886
242,887	4.125%, due 11/20/26, #80011		246,839
54,336	4.125%, due 11/20/26, #80013		55,402
30,139	4.125%, due 12/20/26, #80021		30,617
14,702	4.375%, due 1/20/27, #80029		15,020
246,935	4.625%, due 7/20/27, #80094		254,371
352,143	4.625%, due 8/20/27, #80104		362,614
14,870	4.125%, due 10/20/27, #80122		15,111
128,342	4.375%, due 1/20/28, #80154		131,159
253,369	4.125%, due 10/20/29, #80331		257,567
53,695	4.125%, due 11/20/29, #80344		54,563
			22,003,327

	Total Mortgage-Backed Securities (cost $21,491,767)		22,003,327

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	30.6%
	U.S. Government Agencies	9.5%
	FHLB
5,500,000	3.875%, due 1/15/10		5,573,183
3,000,000	2.375%, due 4/30/10		3,039,357
500,000	2.75%, due 6/18/10		509,197
	FNMA
2,500,000	3.875%, due 12/10/09		2,525,135
3,300,000	4.375%, due 9/13/10		3,431,914
			15,078,786

	U.S. Treasury Notes	21.1%
	U.S. Treasury Note
2,100,000	4.00%, due 9/30/09		2,106,892
2,700,000	3.125%, due 11/30/09		2,720,145
10,000,000	1.75%, due 3/31/10		10,086,720
6,000,000	1.50%, due 10/31/10		6,071,724
3,000,000	4.875%, due 7/31/11		3,225,588
9,000,000	1.50%, due 7/15/12		9,020,394
			33,231,463

	Total U.S. Government Agencies and
	Instrumentalities (cost $48,081,059)		48,310,249

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	55.2%
13,180,178	Fidelity Institutional Money Market Government Portfolio - Class I, 0.19% (b)		13,180,178
	FHLB Discount Note (c)
$5,000,000	0.13%, due 12/21/09		4,998,075
3,000,000	1.00%, due 2/19/10		2,985,750
	FHLMC Discount Note (c)
10,000,000	0.19%, due 2/4/10		9,991,980
7,500,000	0.19%, due 2/22/10		7,493,295
12,000,000	0.39%, due 8/23/10		11,954,316
	FNMA Discount Note (c)
1,600,000	0.12%, due 11/2/09		1,599,683
	U.S. Treasury Bills (c)
6,000,000	0.13%, due 11/27/09		5,998,158
7,000,000	0.15%, due 12/24/09		6,996,738
11,000,000	0.19%, due 2/4/10		10,990,848
11,000,000	0.29%, due 6/3/10		10,975,888
	Total Short-Term Investments (cost $87,106,667)		87,164,909

	Total Investments (cost $163,164,887)	104.0%	164,109,135
	Liabilities less Other Assets	(4.0)%	(6,288,150)
	TOTAL NET ASSETS	100.0%	$157,820,985

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2009.
(b) Rate shown is the 7-day yield at August 31, 2009.
(c) Rate shown is the discount rate at August 31, 2009.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments	$163,164,887

Gross unrealized appreciation	$959,638
Gross unrealized depreciation	(15,390)
Net unrealized appreciation	$944,248

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$6,630,650	$—	$6,630,650
Mortgage-Backed Securities	—	22,003,327	—	22,003,327
U.S. Government Agencies	—	48,310,249	—	48,310,249
Total Fixed Income	—	76,944,226	—	76,944,226
Short-Term Investments	13,180,178	73,984,731	—	87,164,909
Total Investments in Securities	$13,180,178	$150,928,957	$—	$164,109,135

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    10/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    10/28/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    10/28/09

* Print the name and title of each signing officer under his or her signature.